Share Exchange Agreement and Acquisition Deposit	3 Months Ended	9 Months Ended
	Jun. 30, 2017	Mar. 31, 2018
Business Combinations [Abstract]
Share Exchange Agreement and Acquisition Deposit

Note 3 – Share Exchange Agreement and Acquisition Deposit

On August 8, 2017, the Company entered into a Share Exchange Agreement, as amended and restated on October 13, 2017, (the “Agreement”), with BioPharma. Pursuant to the terms of the Agreement, the Company agreed to issue to the shareholders of BioPharma 42,642,712 post-reverse stock-split shares of the Company’s common stock, par value $0.0001 (“Common Stock”), in exchange for all of the issued and outstanding shares of BioPharma capital stock, thereby making BioPharma a wholly-owned subsidiary of the Company. As part of the Closing of the Agreement, the 20,000,000 pre-reverse split shares of the Company’s Common Stock previously purchased by Intiva USA, effective on June 26, 2017 in a change in control transaction from the Company’s control shareholders, shall be canceled.

In June 2017, pursuant to a Debt Purchase Agreement, BioPharma paid $86,670 to a director of the Company to satisfy the Company’s debt obligation to the director and for BioPharma to purchase the debt obligation. The amount paid is classified as a non-current asset on the accompanying June 30, 2017 consolidated balance sheet.

At June 30, 2017, BioPharma was owed $141,329 from Intiva USA for advances made by BioPharma on behalf of Intiva USA in conjunction with Intiva USA acquiring the controlling shareholding position in the Company. This amount is classified as a current asset on the accompanying June 30, 2017 consolidated balance sheet. Subsequent to June 30, 2017, $25,000 of the advance was repaid by Intiva USA.

Note 3 –Share Exchange Agreement and Acquisition Deposit

On August 8, 2017, the Company entered into a Share Exchange Agreement, as amended and restated on October 13, 2017, (the “Agreement”), with BioPharma. Pursuant to the terms of the Agreement, the Company agreed to issue to the shareholders of BioPharma 42,642,712 post-reverse stock-split shares of the Company’s common stock, par value $0.0001 (“Common Stock”), in exchange for all of the issued and outstanding shares of BioPharma capital stock, thereby making BioPharma a wholly-owned subsidiary of the Company. As part of the Closing of the Agreement, the 20,000,000 pre-reverse split shares of the Company’s Common Stock previously purchased by Intiva USA, effective on June 26, 2017 in a change in control transaction from the Company’s control shareholders, shall be canceled.

Subsequent to the Closing, the Company agreed to undertake to implement certain corporate actions, including filing with the State of Delaware a Certificate of Amendment to the Company’s Certificate of Incorporation to:

●	Increase the number of shares of authorized Common Stock to 200,000,000 shares from 100,000,000 shares.
●	Change the name of the company from Kinder Holding Corp. to Intiva BioPharma Inc.
●	Implement a one for six (1:6) reverse stock split of the Company’s issued and outstanding shares of common stock, par value $0.0001 per share.

On October 13, 2017, the Closing of the Agreement became effective, and as a result of the Share Exchange, BioPharma became a wholly-owned subsidiary of the Company and the results of business will be consolidated on the Company’s consolidated financial statements. For financial reporting purposes, the transaction is to be accounted for as an additional capitalization of BioPharma with BioPharma as the accounting acquirer (reverse acquirer). The operations of BioPharma will be the continuing operations of the Company.

In June 2017, pursuant to a Debt Purchase Agreement, BioPharma paid $86,670 to a former director of the Company to satisfy the debt obligation of the Company to the director and for BioPharma to purchase the debt obligation. The amount paid and additional costs paid by BioPharma on behalf of the Company subsequent to June 30, 2017 of $12,900 aggregated $99,570, was classified as a non-current asset on the accompanying June 30, 2017 consolidated balance sheet.